Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Property, plant and equipment
Property, plant and equipment

19. Property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Total
At March 31, 2016	43,068	267,673	13,808	88,118	39,373	452,040
Additions	2,344	49,058	691	28,331	2,979	83,403
Disposals/adjustment	(853)	(59,921)	(2,759)	(9,355)	(12,911)	(85,799)
Effects of movements in foreign exchange rates	(99)	(104)	(20)	(2,031)	(32)	(2,286)

At March 31, 2017	44,460	256,706	11,720	105,063	29,409	447,358

Acquisitions through business combinations (refer to Note 43)	30,149	7,238	4,817	5,919	7,890	56,013
Additions	—	106,805	678	34,698	5,890	148,071
Disposals/adjustment	(9,645)	(3,198)	(41)	(10,270)	(812)	(23,966)
Effects of movements in foreign exchange rates	137	692	38	2,531	45	3,443

At March 31, 2018	65,101	368,243	17,212	137,941	42,422	630,919

Depreciation
At March 31, 2016	33,105	212,321	10,513	41,150	28,388	325,477
Charge for the year	4,825	36,812	1,519	17,401	4,337	64,894
Disposals/adjustment	(726)	(59,695)	(2,536)	(7,748)	(12,719)	(83,424)
Effects of movements in foreign exchange rates	(80)	(64)	(14)	(1,067)	(10)	(1,235)

At March 31, 2017	37,124	189,374	9,482	49,736	19,996	305,712

Charge for the year	11,447	63,351	1,519	22,221	6,012	104,550
Disposals/adjustment	(9,645)	(3,055)	(41)	(9,396)	(752)	(22,889)
Effects of movements in foreign exchange rates	117	56	21	1,639	19	1,852

At March 31, 2018	39,043	249,726	10,981	64,200	25,275	389,225

At March 31, 2017	7,336	67,332	2,238	55,327	9,413	141,646

At March 31, 2018	26,058	118,517	6,231	73,741	17,147	241,694

        The Group has taken bank guarantee facility against which property, plant and equipment of a subsidiary of the Group amounting to INR 105,669 (March 31, 2017: INR 63,701) are pledged.

        The carrying value of vehicles held under finance leases have a Gross book value INR 37,222 (March 31, 2017: INR 34,692), depreciation charge for the year INR 5,319 (March 31, 2017: INR 4,956), Accumulated depreciation INR 26,037 (March 31, 2017: INR 19,310), net book value INR 11,186 (March 31, 2017: INR 15,382). Leased assets are pledged as security for the related finance lease.

        The carrying value of vehicles held under vehicle loan have a gross book value of INR 92,515 (March 31, 2017: INR 59,715), depreciation charge for the year of INR 15,276 (March 31, 2017: INR 10,130), accumulated depreciation of INR 31,651 (March 31, 2017: INR 19,770), net book value of INR 60,899 (March 31, 2017: INR 39,945). Vehicles are pledged as security against the related vehicle loan.

        In the statement of cash flows, proceeds from vehicle loan of INR 25,406 (March 31, 2017: INR 18,312, March 31, 2016: INR 14,637) has been adjusted against purchase of property, plant and equipment.

        The Company has written off fully depreciated assets from the books of accounts having gross value INR 1,875 (March 2017: INR 73,594).